ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS	6 Months Ended
Jun. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS

21. ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS

As part of its new strategy with a Morocco and soft wheat focus, the Company initiated in November 2024 a plan for the potential disposal of several assets and businesses. As of June 30, 2025, the Company concluded that the following pending sale transactions met the criteria of classification as held for sale in accordance with Subtopic 205-20 and 360-10:

-	All long-term assets belonging to a durum wheat mill with a capacity of 240 tons per day, located in Casablanca,
-	A wholly owned subsidiary operating in logistic activities.

In January 2025, the Company entered into an agreement for the sale of these two items for total consideration of $29,000. The Company completed the sale of the wholly owned subsidiary operating in logistics activities in August 2025. The Company expects to finalize the sale of the Durum Wheat Mill in the near term.

The following table presents a summary of the carrying amounts of major classes of assets and liabilities classified as held for sale:

	June 30,	December 31,
	2025	2024
	(in thousands)
Carrying amounts of major classes of assets included as part of discontinued operations:
Property, plant, and equipment, net	$7,491	$6,685
Goodwill	4,909	4,380
	$12,400	$11,065

Carrying amounts of major classes of assets not included as part of discontinued operations:
Accounts receivable, net	$-	$139
Prepaid expenses and other current assets	170	119
Property, plant, and equipment, net	2,734	2,439
Right-of-use assets	113	107
Other assets, noncurrent	4	4
	$3,021	$2,808

Total assets held for sale	$15,421	$13,873

Carrying amounts of major classes of liabilities included as part of discontinued operations:
Deferred tax liabilities	$470	$404
	$470	$404

Carrying amounts of major classes of liabilities not included as part of discontinued operations:
Lines of credit – working capital	$9	$209
Accounts payable	410	187
Accrued expenses	360	514
Current portion of long-term debt	27	23
Long-term debt	57	63
Deferred tax liabilities, net	196	174
	$1,059	$1,170

Total liabilities held for sale	$1,529	$1,574

The following table presents the major line items constituting pretax profit (loss) of discontinued operations:

	Six Months Ended June 30,
	2025	2024

Revenues	$-	$5,579
Cost of sales	-	(3,936)
Selling, general and administrative expenses	(496)	(1,271)
Interest expense	(311)	(251)
Foreign Exchange loss	(1)	(2)
Total pretax (loss) profit of discontinued operations	$(808)	$119